Mortgage Loans - Maturities of Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Aug. 01, 2011
Debt Instrument [Line Items]
Debt maturing in 2013	$ 898,573	[1],[2]
Debt maturing in 2014	600	[2]
Debt maturing in 2015	627	[2]
Debt maturing in 2016	500,481	[2],[3]
Debt maturing in 2017	550,000
Total, Long Term Debt	1,950,281		3,047,194
Variable Rate Debt
Debt Instrument [Line Items]
Total, Long Term Debt	398,031		33,574
Variable Rate Debt | Plaza Las Fuentes
Debt Instrument [Line Items]
Debt maturing in 2013	573	[2],[4],[5]
Debt maturing in 2014	600	[2],[4],[5]
Debt maturing in 2015	627	[2],[4],[5]
Debt maturing in 2016	31,231	[2],[4],[5]
Total, Long Term Debt	$ 33,031	[2],[4],[5]	$ 33,574	$ 33,800

[1]	On June 18, 2013, we sold US Bank Tower. The $260.0 million loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[2]	On July 18, 2013, we sold Plaza Las Fuentes. The $33.0 million mortgage loan balance (of which $573 was due during 2013, $600 was due during 2014, $627 was due during 2014, and $31,231 was due during 2016) was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[3]	As discussed above, on July 18, 2013, we sold Plaza Las Fuentes. The $11.2 million mezzanine loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[4]	This loan bears interest at a rate of the greater of 4.50%, or LIBOR plus 3.50%. As required by the Plaza Las Fuentes mezzanine loan agreement, we have entered into an interest rate cap agreement that limits the LIBOR portion of the interest rate to 2.50%.
[5]	On July 18, 2013, we sold Plaza Las Fuentes. The $33.0 million mortgage loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”